LOSS PER SHARE - Summary of earnings per share basic and diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited shareholders - basic	¥ (936,251)	$ (133,882)	¥ (1,966,680)	¥ (2,176,340)
Net loss attributable to Kingsoft Cloud Holdings Limited shareholders - diluted	¥ (936,251)	$ (133,882)	¥ (1,966,680)	¥ (2,176,340)
Denominator:
Weighted average number of ordinary shares outstanding - basic	4,107,065,011	4,107,065,011	3,658,088,876	3,558,354,940
Weighted average number of ordinary shares outstanding - diluted	4,107,065,011	4,107,065,011	3,658,088,876	3,558,354,940
Basic loss per share | (per share)	¥ (0.23)	$ (0.03)	¥ (0.54)	¥ (0.61)
Diluted loss per share | (per share)	¥ (0.23)	$ (0.03)	¥ (0.54)	¥ (0.61)